UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to _______________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2015 to March 31, 2015*

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ___________ to ____________

Date of Report: May 12, 2015

MBarc Credit Canada Inc.
(Exact name of securitizer as specified in its charter)

N/A (Commission File Number of securitizer)	0001641968 (Central Index Key Number of securitizer)

Christian Crusen 905-219-9922 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)☒**
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)☐

*   MBarc Credit Canada Inc. issued asset backed securities on November 13, 2014.  This report also covers the period from November 13, 2014 to December 31, 2014.
**  The securitizer also has no activity to report under Rule 15Ga-1 for the period from November 13, 2014 to December 31, 2014.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MBarc Credit Canada Inc. (Securitizer)

By:	/s/ Christian Crusen
	Name:	Christian Crusen
	Title:	Vice President and Chief Financial Officer

Date: May 12, 2015

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